Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Brain Scientific Inc. (the “Company”), was incorporated under the laws of the state of Nevada on November 18, 2013 under the name All Soft Gels Inc. On October 1, 2021, the Company acquired Piezo Motion Corp (“Piezo”), a privately held Delaware corporation formed in January 2020. Upon completion of the acquisition, Piezo is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company’s historical financial statements are those of Piezo. The Company has two lines of operations The MemoryMD subsidiary group is involved in cloud computing, data analytics and medical device technology in the NeuroTech and brain monitoring industries seeking to commercialize its EEG devices and caps. The Piezo subsidiary group is focused on the ultrasonic standing wave-type piezo motor technology for rotary and linear motion and has experience in the research and development, as well as the manufacturing, of piezo motors for high-tech industries across the globe. The Company is headquartered in Sarasota, Florida.

Reverse Merger and Corporate Restructure

On June 11, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with Piezo and BRSF Acquisition Inc. to acquire Piezo (the “Acquisition”). The transactions contemplated by the Merger Agreement were consummated on October 1, 2021 and, pursuant to the terms of the Merger Agreement, all outstanding shares of Piezo were exchanged for 29,520,454 shares of the Company’s common stock and Piezo became the Company’s wholly owned subsidiary.

The Merger was effected pursuant to the Merger Agreement. The Merger is being accounted for as a reverse merger whereby Piezo is the acquirer for accounting purposes. Piezo is considered the acquiring company for accounting purposes as upon completion of the Merger, Piezo’s former stockholders held a majority of the voting interest of the combined company.

Pursuant to the Merger, the Company issued shares of its common stock to Piezo’s stockholders, at an exchange ratio of 2.93 shares of the Company’s common stock.

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Acquisition Accounting

The fair value of Brain Scientific assets acquired and liabilities assumed was based upon management’s estimates assisted by an independent third-party valuation firm.

The following table summarizes the allocation of purchase price of the acquisition:

Allocation
Tangible Assets Acquired:
Net working capital	$(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Licenses and trademarks
Brain Scientific Trade Name	133,000
MemoryMD Trade Name	504,000
NeuroCap Trade Name	188,000
Neuro EEG Trade Name	11,000
Patent products
NeuroCap Developed Technology	10,242,000
NeuroEEG Developed Technology	35,000
Net Intangible Assets Acquired	$11,113,000

Total Fair Value of Assets Acquired	$9,919,501

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,987,152
Loans forgiven	605,311
Total consideration	$10,832,685

Goodwill	$913,184

Unaudited Interim Financial Information

The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These consolidated financial statements are unaudited and, in the Company’s opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of its balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2021. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Brain Scientific Inc. (the “Company”), was incorporated under the laws of the state of Nevada on November 18, 2013 under the name All Soft Gels Inc. On October 1, 2021, the Company acquired Piezo Motion Corp (“Piezo”), a privately held Delaware corporation formed in January 2020. Upon completion of the acquisition, Piezo is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company’s historical financial statements are those of Piezo. The Company has two lines of operations The MemoryMD subsidiary group is involved in cloud computing, data analytics and medical device technology in the NeuroTech and brain monitoring industries seeking to commercialize its EEG devices and caps. The Piezo subsidiary group is focused on the ultrasonic standing wave-type piezo motor technology for rotary and linear motion and has experience in the research and development, as well as the manufacturing, of piezo motors for high-tech industries across the globe. The Company is headquartered in Sarasota, Florida.

Reverse Merger and Corporate Restructure

On June 11, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with Piezo and BRSF Acquisition Inc. to acquire Piezo (the “Acquisition”). The transactions contemplated by the Merger Agreement were consummated on October 1, 2021 and, pursuant to the terms of the Merger Agreement, all outstanding shares of Piezo were exchanged for 29,520,454 shares of the Company’s common stock and Piezo became the Company’s wholly owned subsidiary.

The Merger was effected pursuant to the Merger Agreement. The Merger is being accounted for as a reverse merger whereby Piezo is the acquirer for accounting purposes. Piezo is considered the acquiring company for accounting purposes as upon completion of the Merger, Piezo’s former stockholders held a majority of the voting interest of the combined company.

Pursuant to the Merger, the Company issued shares of its common stock to Piezo’s stockholders, at an exchange ratio of 2.93 shares of the Company’s common stock.

Acquisition Accounting

The fair value of Brain Scientific assets acquired and liabilities assumed was based upon management’s estimates assisted by an independent third-party valuation firm.

The following table summarizes the allocation of purchase price of the acquisition:

Tangible Assets Acquired:	Allocation

Net working capital	(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Brain Scientific Trade Name	133,000
MemoryMD Trade Name	533,000
Neurocap Trade Name	188,000
Neuro EEG Trade Name	11,000
Customer Relationships	(29,000)
NeuroCap Developed Technology	10,242,000
NeuroEEG Developed Technology	35,000
Total Fair Value of Assets Acquired	$11,113,000

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,978,152
Loans forgiven	605,311
Goodwill	$913,184